Long-Term Borrowings - Summary of Long-term Debt Instruments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Debt Disclosure [Abstract]
Long-term borrowings	¥ 57,875	$ 9,082	¥ 144,875
Less: Current portion of long-term borrowings	(57,875)	(9,082)	(86,500)
Total	¥ 0	$ 0	¥ 58,375